OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS
Other Payables and Accruals
	2011	2012
	RMB	RMB
Accrued operating expenses	99,717,241	205,930,617
Electronic Coupon	—	41,475,136
Accruals for property and equipment	32,195,338	34,450,253
Payable for acquisition	10,750,000	19,742,776
Due to employees for stock option proceeds received on their behalf	7,213,112	13,242,768
Deposits received from suppliers and packaged-tour customers	14,936,752	10,161,612
Others	11,977,422	18,754,719
Total	176,789,865	343,757,881